Loans - Schedule of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial	$ 25,408	$ 25,994
Single-family residential	43,058	18,214
Multi-family residential	21,576	27,163
Commercial	54,291	69,757
Construction	14
Home equity lines of credit	12,963	14,921
Other	970	1,221
Subtotal	158,280	157,270
Less: ALLL	(5,237)	(6,110)	(9,758)	(7,090)
Loans, net	$ 153,043	$ 151,160